Leases (Tables)	12 Months Ended
Sep. 30, 2025
Leases [Abstract]
Schedule of Operating Leases

The Company’s rights-of-use assets and lease liabilities recognized in the Consolidated Balances Sheets consist of the following:

	September 30, 2025	September 30, 2024
	US$	US$
Rights-of-use assets – operating lease	2,141,754	2,785,008
Operating lease liabilities - current	752,429	641,254
Operating lease liabilities – non-current	1,582,108	2,181,769
	2,334,537	2,823,023

The component of lease expenses are as follows:

	September 30, 2025	September 30, 2024
	US$	US$
Operating lease cost	1,033,659	739,998

Other information about the Company’s leases is as follows:

	September 30, 2025	September 30, 2024
	US$	US$
Weighted-average remaining lease term	6.79 years	6.68 years
Weighted average discount rate	11.30%	11.15%

Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows for Lease Liabilities

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of September 30, 2025:

Total
US$
Years ending September 30,
2026	797,161
2027	271,921
2028	328,000
2029	337,720
2030 and beyond	1,844,918
Total minimum lease payment	3,579,720
Less: imputed interest	(1,245,183)
Total lease liabilities	2,334,537
Less: current potion	752,429
Non-current portion	1,582,108